Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Significant Accounting Policies	Significant Accounting Policies
Principles of Consolidation
The consolidated financial statements of the Company are stated in U.S. dollars and are prepared using U.S. generally accepted accounting principles. These financial statements include the accounts of the Company and its wholly and majority-owned subsidiaries. All significant intercompany transactions and accounts have been eliminated in consolidation.
Use of Estimates
The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management of the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates under different assumptions and conditions. The Company's most significant estimates include: (1) its allowances for chargebacks and accruals for rebates and product returns (2) the allowances for obsolescent or unmarketable inventory (3) assumptions used in estimating acquisition date fair value of assets acquired in business combinations and (4) valuation of contingent consideration liability associated with business combinations.
Segment Reporting
The Company has one operating segment which is specialty pharmaceutical products. Management has chosen to organize the Company based on the type of products sold. Operating segments are identified as components of an enterprise about which separate discrete financial information is evaluated by the chief operating decision maker, or decision-making group, in making decisions regarding resource allocation and assessing performance. The Company, which uses consolidated financial information in determining how to allocate resources and assess performance, evaluated that our specialty pharmaceutical products compete in similar economic markets and similar circumstances. Substantially all of the Company’s assets are located in the United States. Total revenues are primarily attributable to U.S. customers. Net revenues from customers outside the United States were approximately $1.5 million, $2.1 million and $1.6 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Fair Value of Financial Instruments
Fair value of financial assets and liabilities is the price the Company would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. The Company's fair value measurements follow the appropriate rules as well as the fair value hierarchy that prioritizes the information used to develop the measurements. It applies whenever other guidance requires (or permits) assets or liabilities to be measured at fair value and gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
A summary of the fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels is described below:
Level 1 - Quoted prices for identical instruments in active markets.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.
Level 3 - Significant inputs to the valuation model are unobservable.
We maintain policies and procedures to value instruments using the best and most relevant data available. The following section describes the valuation methodologies we use to measure different financial instruments at fair value on a recurring basis.
The Company’s financial instruments include cash and cash equivalents, marketable securities, accounts receivable, accounts payable, accrued liabilities, contingent consideration liability and a revolving line of credit. The carrying values for cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate their fair values due to their short-term nature. The revolving line of credit has a variable interest rate, which approximates the current market rate.
The Company's fair values of marketable securities are determined based on valuations provided by a third-party pricing service, as derived from such services' pricing models, and are considered either Level 1 or Level 2 measurements, depending on the nature of the investment. The Company has no marketable securities in which the fair value is determined based on Level 3. The level of management judgment required in evaluating fair value for Level 1 investments is minimal. Similarly, there is little subjectivity or judgment required for Level 2 investments valued using valuation models that are standard across the industry and whose parameter inputs are quoted in active markets. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The Company believes that the valuations provided by the third-party pricing service, as derived from such services' pricing models, represent prices that would be received to sell the assets at the measurement date (exit prices).
The Company's contingent consideration liability is a Level 3 fair value measurement that is updated on a recurring basis at each reporting period using a valuation model. Consistent with Level 3 fair value measurements, there are significant inputs to the valuation model that are unobservable.
Cash and Cash Equivalents
Cash and cash equivalents include highly liquid investments with original maturities of three months or less. As of December 31, 2019 and 2018, cash equivalents consist primarily of money market funds as well as trading securities with original maturities of less than ninety days.
Marketable Securities
The Company invests in marketable debt securities in order to maximize its return on cash. Marketable securities consist of short-term cash investments, U.S. Treasury notes and bonds, corporate bonds, and commercial paper. At the time of purchase, the Company classifies marketable securities as either trading securities or available-for-sale securities, depending on the intent at that time. As of December 31, 2019 and 2018, marketable securities were comprised solely of trading securities. Trading securities are carried at fair value with unrealized gains and losses recognized as a component of interest income in the consolidated statements of operations. As of December 31, 2019, all the trading securities were commercial paper with original maturities of less than ninety days and as a result, were classified as cash equivalents.
Accounts Receivable
Trade accounts receivable are recorded at the invoiced amount. The Company records allowances for amounts that could become uncollectible in the future based on historical experience, including amounts related to chargebacks, cash discounts and credits for damaged product. The Company reviews each customer balance to assess collection status.
The majority of the Company’s products are distributed through independent pharmaceutical wholesalers. The allowances against accounts receivable for chargebacks and discounts are determined on a product-by-product basis, and established by management as the Company’s best estimate at the time of sale based on each product’s historical experience adjusted to reflect known changes in the factors that impact such allowances. These allowances are established based on the contractual terms with direct and indirect customers and analyses of historical levels of chargebacks, discounts and credits claimed for damaged and expired product. The allowances in accounts receivable for chargebacks, cash discounts and damaged goods were $0.8 million at December 31, 2019 and $0.7 million at December 31, 2018.
Other organizations, such as managed care providers, pharmacy benefit management companies and government agencies, may receive rebates from the Company based on either negotiated contracts to carry the Company’s products or reimbursements for filled prescriptions. These entities are considered indirect customers of the Company. In conjunction with recognizing a sale to a wholesaler, revenues are reduced and accrued liabilities are increased by the Company’s estimate of the rebate that may be claimed as well as the reserves for expired and damaged goods.
Cash discounts are reductions to invoiced amounts offered to customers for payment within a specified period of time from the date of the invoice.
Inventories
The Company works closely with third parties to manufacture and package finished goods for sale. Based on the customer relationship with the manufacturer or packager, the Company will either take title to finished goods at the time of shipment or at the time of arrival from the manufacturer. The Company then warehouses such goods until distribution and sale. As discussed below, effective January 1, 2017, inventories are stated at the lower of cost or net realizable value with cost determined using the first-in, first-out method.
The Company continually evaluates inventories for potential losses due to expired, short-dated or slow-moving inventory by comparing sales history and sales projections to the inventory on hand. When evidence indicates the carrying value of a product may not be recoverable, a charge is recorded to reduce the inventory to its current net realizable value. The Company classifies the Vibativ inventories that it does not expect to sell within one year as non-current inventories.
Prepaid and Other Current Assets
Prepaid and other current assets consist of deferred offering costs, prepaid insurance premiums, prepaid consulting services, deposits and annual fees paid to the U.S. Food and Drug Administration ("FDA"). The Company expenses all prepaid and other current asset amounts as used or over the period of benefit primarily on a straight-line basis, as applicable.
Deferred offering costs are expenses directly related to the Form S-3 or Shelf Registration filed with the SEC on November 11, 2017 and declared effective on January 16, 2018. These costs consist of legal, accounting, printing, and filing fees that the Company has capitalized. Deferred costs associated with the Shelf Registration will be reclassified to additional paid in capital on a pro-rata basis as the Company completes sales of shares under the Shelf Registration, with any remaining deferred offering costs to be charged to the results of operations at the end of the three-year life of the Shelf Registration. During the year ended December 31, 2019, the Company has not expensed any deferred offering costs associated with the Shelf Registration.
Property and Equipment
Property and equipment, including leasehold improvements, are stated at cost. Depreciation is recognized using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the initial lease term plus renewal options, if reasonably assured, or the remaining useful life of the asset. Upon retirement or disposal of assets, any gain or loss is reflected as a component of operating income (loss) in the consolidated statement of operations. Improvements that extend an asset’s useful life are capitalized. Repairs and maintenance costs are expensed as incurred.
Intangible Assets and Goodwill
The Company’s intangible assets and goodwill consist of capitalized costs related to product and license rights, patents, trademarks and goodwill obtained in the Vibativ acquisition. Goodwill is not amortized for financial reporting purposes, but is subject to impairment analysis at least annually.
The cost of acquiring product and license rights are capitalized at fair value at the date of acquisition for products that are approved by the FDA for commercial use. These costs are amortized ratably over the estimated economic life of the product. The economic life is estimated based upon several factors. This includes the term of the license agreement, the patent life or market exclusivity of the product and as well as management's expectations of continued involvement with the product and the assessment of future sales, the future periods under which the product will be sold and the profitability of the product. This estimate is evaluated on a regular basis during the amortization period and adjusted if appropriate. If there are any changes made to the useful life of the product and license rights, the costs associated with such a change, if any, will be capitalized and amortized over the revised useful life.
Capitalized patent costs consist of outside legal costs associated with obtaining and protecting patents on products that have been approved for marketing by the FDA. If it becomes probable that a patent will not be issued or a patent has been declared invalid, related costs associated with the patent application are expensed at the time such determination is made. All costs associated with obtaining patents for products that have not been approved for marketing by the FDA are expensed as incurred.
Amortization expense is recognized ratably over the following periods:

Product rights	Estimated economic life
License rights	Term of license agreement
Patents	Life of patent
Impairment of Long-Lived Assets
Long-lived assets, such as property and equipment, operating lease right-of-use assets and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. If events or circumstances arise that require a long-lived asset to be tested for potential impairment, the Company first compares undiscounted cash flows expected to be generated by the asset to its carrying value. If the carrying amount of the long-lived asset is not recoverable on an undiscounted cash flow basis, an impairment charge is recognized to the extent that the carrying value exceeds the fair value. Fair value is determined through various valuation techniques including quoted market prices, third-party independent appraisals and discounted cash flow models.
Goodwill and other indefinite lived intangible assets that are not subject to amortization are tested at least annually for impairment. The impairment analysis for goodwill requires a comparison of fair value to the carrying value of the reporting unit. The Company's goodwill was acquired in November 2018 with the Vibativ acquisition. As a result, the Vibativ component of the Company is the reporting unit evaluated for goodwill impairment. Cumberland determined the fair value of the reporting unit through current and future estimated revenue and profitability of the product. The Company recorded no impairment charges during 2019, 2018 and 2017.
Revenue Recognition
Effective January 1, 2018, the Company adopted the Financial Accounting Standards Board’s (“FASB”) amended guidance in the form of Accounting Standards Update (“ASU”) No. 2014-09, "Revenue from Contracts with Customers," (ASC 606). Results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period amounts were not adjusted and are reported in accordance with ASC 605.
Net Product Revenue
Revenues from product sales are recognized in the amount that reflects the consideration that we expect to receive for these goods. Depending upon the shipping terms of the transaction, the revenue is recognized.at the point where the customer obtains control of the goods and we satisfy our performance obligation. This occurs upon either shipment of the product or arrival at its ship to destination. Payment terms typically range from 30 to 60 days from date of shipment. The Company’s net product revenue reflects the reduction from gross product revenue for estimated allowances for chargebacks, discounts and damaged goods, and reflects sales related accruals for rebates, coupons, product returns, and certain administrative and service fees. Significant judgments must be made in determining the transaction price for our sales of products related to these adjustments.
Sales Rebates and Discounts
The allowances against accounts receivable for chargebacks, discounts, expired and damaged goods are determined on a product-by-product basis, and established by management as the Company’s best estimate at the time of sale based on each product’s historical experience adjusted to reflect known changes in the factors that impact such allowances. These allowances are established based on the contractual terms with direct and indirect customers and analyses of historical levels of chargebacks, discounts and credits claimed for damaged and expired product.
Other organizations, such as managed care providers, pharmacy benefit management companies and government agencies, may receive rebates from the Company based on either negotiated contracts to carry the Company’s products or reimbursements for filled prescriptions. These entities are considered indirect customers of the Company. In conjunction with recognizing a sale to a wholesaler, sales revenues are reduced and accrued liabilities are increased by the Company’s estimate of the rebate that may be claimed.
Sales Returns
Consistent with industry practice, the Company maintains a return policy that allows customers to return product within a specified period prior to and subsequent to the expiration date. The Company’s estimate of the provision for returns is based upon historical experience, expiration date by product as well as any other factor expected to impact future returns. Any changes in the assumptions used to estimate the provision for returns are recognized in the period those assumptions are changed.
Other Revenues
Other revenues primarily consist of income from grant funding programs, licensing agreements, leases and contract services. Revenue related to grants is recognized when all conditions related to such grants have been met. All other revenue is recognized when earned.
Cost of Products Sold
Cost of products sold consists principally of the cost to acquire each unit of product sold, including in-bound freight expense as well as any adjustment in the net realizable value of inventory acquired in acquisitions. Cost of products sold also includes expenses associated with the reduction in the net realizable value of slow-moving or expired product.
Selling and Marketing Expense
Selling and marketing expense consists primarily of expenses relating to the advertising, promotion, distribution and sale of products, including royalty expense, salaries and related costs.
Distribution Costs
Distribution costs are expensed as incurred and are included as a component of selling and marketing expenses in the consolidated statements of operations. Distribution costs were as follows for the years ended December 31:

	2019	2018	2017

Distribution costs	$613,637	$457,814	$487,669
Advertising Costs
Advertising costs are expensed as incurred and are included as a component of selling and marketing expenses in the consolidated statements of operations. Advertising costs were as follows for the years ended December 31:

	2019	2018	2017

Advertising costs	$2,594,630	$2,005,113	$2,377,338

Research and Development
Research and development costs are expensed in the period incurred. Research and development costs are comprised mainly of clinical trial expenses, salaries, wages and other related costs such as materials and supplies. Research and development expense includes activities performed by third-party providers participating in the Company’s clinical studies. The Company accounts for these costs based on estimates of work performed, patients enrolled or fixed fees for services over the period of time the clinical trials are performed.
Income Taxes
The Company provides for deferred taxes using the asset and liability approach. Under this method, deferred tax assets and liabilities are recognized for future tax consequences attributable to operating loss and tax credit carryforwards, as well as differences between the carrying amounts of existing assets and liabilities and their respective tax bases. The Company’s principal differences are related to the timing of deductibility of certain items, such as inventory, depreciation, amortization and share-based compensation. Deferred tax assets and liabilities are measured using enacted statutory tax rates that are expected to apply to taxable income in the years such temporary differences are anticipated to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period of enactment. The Company only recognizes income tax benefits associated with an income tax position in which it is “more likely than not” that the position would be sustained upon examination by the taxing authorities.
In assessing the realizability of deferred tax assets, management considers whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of existing temporary differences, projected future taxable income and tax planning strategies in making this assessment.
The Company’s accounting policy with respect to interest and penalties arising from income tax settlements is to recognize them as part of the provision for income taxes.
Comprehensive Income (Loss)
Total comprehensive income (loss) was comprised solely of net income (loss) for all periods presented.
Earnings (Loss) per Share
Basic earnings (loss) per share is calculated by dividing net income (loss) attributable to common shareholders by the weighted-average number of shares outstanding. Except where the result would be antidilutive to income from continuing operations, diluted earnings (loss) per share is calculated by assuming the vesting of unvested restricted stock and the exercise of stock options and warrants and unrecognized compensation costs.
Share-Based Payments
The Company recognizes compensation cost for all share-based payments issued, modified, repurchased or canceled. Depending on the nature of the vesting provisions, restricted stock awards are measured using either the fair value on the grant date or the fair value of common stock on the date the vesting provisions lapse. Prior to the lapse for those equity grants not valued on the grant date, the fair value is measured on the last day of the reporting period.
Collaborative Agreements
The Company is a party to several collaborative arrangements with certain research institutions to identify and pursue promising preclinical pharmaceutical product candidates. The Company has determined these collaborative agreements do not meet the criteria for accounting under Accounting Standards Codification 808, Collaborative Agreements. The agreements do not specifically designate each party's rights and obligations to each other under the collaborative arrangements. Except for patent defense costs, expenses incurred by one party are not required to be reimbursed by the other party. The funding for these programs is generally provided through private sector investments or federal Small Business Administration ("SBIR/STTR") grant programs. Expenses incurred under these collaborative agreements are included in research and development expenses in the consolidated statements of operations. Funding received from private sector investments and grants are recorded as net revenues in the consolidated statements of operations.
Reclassification of prior period amounts
The Company has made certain reclassifications to prior period amounts to conform to the current-year presentation of the reporting of research and development expense and general and administrative expense on the consolidated statements of operations. Certain costs and expenses related to research and development were previously reported as general and administrative expenses on the consolidated statements of operations. These reclassifications have no effect on the reported operating loss or equity for the years ended December 31, 2018 and 2017.
Recent Accounting Guidance
Recent Adopted Accounting Pronouncements
In May 2014, the FASB issued amended guidance in the form of ASU No. 2014-09, “Revenue from Contracts with Customers” (“ASC 606”). The core principle of the new guidance is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. The new guidance defines a five-step process to achieve this core principle and, in doing so, additional judgments and estimates may be required within the revenue recognition process. The new standard replaced most of the existing revenue recognition standards in U.S. GAAP when it became effective. In July 2015, the FASB issued a one-year deferral of the adoption date, which extended the effective date for us to January 1, 2018, at which point Cumberland adopted the standard.
The Company evaluated its revenues and the new guidance had immaterial impacts to recognition practices upon adoption on January 1, 2018. As part of the adoption, the Company elected to apply the new guidance on a modified retrospective basis. The Company did not record a cumulative effect adjustment to historical retained earnings for initially applying the new guidance as no revenue recognition differences were identified in the timing or amount of revenue.
In February 2016, the Financial Accounting Standards Board ("FASB") issued guidance in the form of a FASB Accounting Standards Update ("ASU") No. 2016-02, “Leases.” The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record an ROU asset and a lease liability on the balance sheet for all leases with terms longer than twelve months. Leases will be classified as either finance (formerly "capital leases") or operating, with classification affecting the pattern of expense recognition in the income statement. The standard provides for a modified retrospective transition approach for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain optional practical expedients. In July 2018, the FASB issued ASU 2018-11, "Leases: Targeted Improvements", allowing for an alternative transition method (the effective date approach). It allows an entity to initially apply the new lease guidance at the adoption date (rather than at the beginning of the earliest period presented). Cumberland adopted the lease guidance effective January 1, 2019 using the package of transition practical expedients. This allowed the Company to retain the lease classification for any leases existing prior to adoption, in addition to other benefits. See additional discussion of the impact of adopting the lease accounting guidance in Note 15.
Recent Accounting Pronouncements - Not Yet Adopted
In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses,” which changes the impairment model for most financial assets and certain other instruments. For trade and other receivables, held-to-maturity debt securities, loans and other instruments, companies will be required to use a new forward-looking “expected loss” model that generally will result in the earlier recognition of allowances for losses. For available-for-sale debt securities with unrealized losses, companies will measure credit losses in a manner similar to what they do today, except that the losses will be recognized as allowances rather than as reductions in the amortized cost of the securities. Companies will have to disclose more information, including the information they use to track credit quality by year of origination for most financing receivables. Companies will apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. This standard is effective for the Company on January 1, 2020. The Company continues to evaluate this new standard on its trade and other receivables but does not expect a material impact on its consolidated financial statements.
In May 2019, the FASB issued ASU 2019-05, "Financial Instruments-Credit Losses (Topic 326): Targeted Transition Relief" which provides transition relief for ASU 2016-13 by providing entities with an alternative to irrevocably elect the fair value option for eligible financial assets measured at amortized cost upon adoption of the new credit losses standard. Certain eligibility requirements must be met, the election must be applied on an instrument-by-instrument basis, and the election is not available for either available-for-sale or held-to-maturity debt securities. The effective date is the same as ASU 2016-13, January 1, 2020. The Company continues to evaluate this new standard but does not expect a material impact on its consolidated financial statements.
In November 2018, the FASB issued ASU No. 2018-18, “Collaboration Arrangements: Clarifying the Interaction between Topic 808 and Topic 606” (ASU 2018-18). The issuance of ASU 2014-09 raised questions about the interaction between the guidance on collaborative arrangements and revenue recognition. ASU 2018-18 addresses this uncertainty by (1) clarifying that certain transactions between collaborative arrangement participants should be accounted for as revenue under ASU 2014-09 when the collaboration arrangement participant is a customer, (2) adding unit of account guidance to assess whether the collaboration arrangement or a part of the arrangement is with a customer and (3) precluding a company from presenting transactions with collaboration arrangement participants that are not directly related to sales to third parties together with revenue from contracts with customers. The new standard will be effective for the Company on January 1, 2020. The Company continues to evaluate this new standard but does not expect a material impact on its consolidated financial statements.
In January 2017, the FASB issued ASU No. 2017-04, “Simplifying the Test for Goodwill Impairment” (ASU 2017-04). The guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. As a result of the revised guidance, a goodwill impairment will be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The new standard will be effective for the Company on January 1, 2020. The Company continues to evaluate this new standard but does not expect a material impact on its consolidated financial statements and related disclosures.